Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution And Defined Benefit Plans [Line Items]
Defined contribution plan, expense recognized						$ 7.5	$ 7.0	$ 7.1
Inactive participants In defined benefit plan						98.00%
Contribution to defined benefit plan assets						$ 21.1
Benefit obligation, discount rate						0.25%
Decrease in expense for all pension plans						$ (0.2)
Net periodic postretirement benefit cost			$ 1.8	$ 0.9		1.5	3.0	$ 8.9
Scenario, Forecast [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Contribution to defined benefit plan assets					$ 18.5
Nonqualified Defined Benefit Plan [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Contribution to defined benefit plan assets						1.9
Nonqualified Defined Benefit Plan [Member] | Scenario, Forecast [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Contribution to defined benefit plan assets					1.8
Defined Benefit Pension Plan [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Contribution to defined benefit plan assets						$ 23.0	$ 38.4
Benefit obligation, discount rate						3.25%	3.63%	3.76%
Reduction in projected benefit obligation, mortality assumptions	$ (6.0)	$ (12.0)
Projected benefit obligation of defined benefit plans exceeded the fair value of plan assets						$ 154.4	$ 189.5
Accumulated benefit obligation of defined benefit plans						593.0	605.9
Net periodic postretirement benefit cost			3.6	2.7		3.7	5.0	$ 10.0
Actuarial gain						$ 20.3	4.3
Defined Benefit Pension Plan [Member] | Long Term Investments [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan assets percentage of asset categories						75.00%
Defined Benefit Pension Plan [Member] | Liability Hedging [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan assets percentage of asset categories						23.00%
Defined Benefit Pension Plan [Member] | Short-term Investments [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan assets percentage of asset categories						2.00%
Defined Benefit Pension Plan [Member] | Fixed Income [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan percentage of target allocation						38.00%
Defined Benefit Pension Plan [Member] | Domestic Equities [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan percentage of target allocation						27.00%
Defined Benefit Pension Plan [Member] | International Equities [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan percentage of target allocation						25.00%
Defined Benefit Pension Plan [Member] | Hedge Funds [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Defined benefit plan percentage of target allocation						10.00%
Defined Benefit Pension Plan [Member] | Scenario, Forecast [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Net actuarial loss					14.2
Other Postretirement Benefits Plan [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Contribution to defined benefit plan assets						$ 1.2	$ 1.5
Benefit obligation, discount rate						3.01%	3.26%	3.38%
Net periodic postretirement benefit cost			$ (1.8)	$ (1.8)		$ (2.2)	$ (2.0)	$ (1.1)
Actuarial gain						$ (0.7)	$ (1.4)
Assumed health care cost trend rate used in measuring the benefit obligation						The assumed health care cost trend rate represents the rate at which health care costs are assumed to increase. The assumed health care cost trend rate used in measuring the benefit obligation in 2017 is 6.75% for pre-age 65 retirees and 7.25% for post-age 65 retirees. These rates are assumed to decrease gradually to the ultimate health care cost trend rate of 4.5% in 2028 for both groups.
The year the health care cost reaches ultimate trend rate of 4.5%						2028
Increase in the benefit obligation						$ 0.9
Decrease in the benefit obligation						$ 0.8
Other Postretirement Benefits Plan [Member] | Pre Age 65 [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Assumed health care cost trend rate						6.75%
Other Postretirement Benefits Plan [Member] | Post Age 65 [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Assumed health care cost trend rate						7.25%
Other Postretirement Benefits Plan [Member] | Scenario, Forecast [Member]
Defined Contribution And Defined Benefit Plans [Line Items]
Net periodic postretirement benefit cost					2.5
Actuarial gain					2.2
Prior service credit					$ 0.3